CONTINGENCY	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Debt Disclosure [Abstract]
CONTINGENCY
4.	CONTINGENCY

During the year ended July 31, 2014, the Company entered into a binding letter of intent (“LOI”) with Wundr Software Inc. (“Wundr”). Under the terms of the LOI, the Company would acquire 100% of the issued and outstanding common shares of Wundr. Due to unforeseen circumstances, the Company did not complete the transactions contemplated in the LOI, which the Company announced had expired on January 10, 2014.

On September 17, 2014, the Company learned that it was the subject, along with a number of additional defendants, of a notice of civil claim (the “Claim”) filed in the Supreme Court of British Columbia by Wundr, under which Wundr is seeking general damages from the Company as well as damages for conspiracy to cause economic harm.  None of the allegations contained in the Claim have been proven in court.  Management has determined that the probability of the Claim resulting in an unfavourable outcome and financial loss to the Company is unlikely.

5.	CONTINGENCY

During the year ended July 31, 2014, the Company entered into a binding letter of intent (“LOI”) with Wundr Software Inc. (“Wundr”).  Under the terms of the LOI, the Company would acquire 100% of the issued and outstanding common shares of Wundr. Due to unforeseen circumstances, the Company did not complete the transactions contemplated in the LOI, which the Company announced had expired on January 10, 2014.

On September 17, 2014, the Company learned that it was the subject, along with a number of additional defendants, of a notice of civil claim (the “Claim”) filed in the Supreme Court of British Columbia by Wundr, under which Wundr is seeking general damages from the Company as well as damages for conspiracy to cause economic harm.  None of the allegations contained in the Claim have been proven in court.  Management has determined that the probability of the Claim resulting in an unfavourable outcome and financial loss to the Company is unlikely.